Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	44,521	$1,437,250
Tabcorp Holdings Ltd.	152,665	592,332
Wesfarmers Ltd.	79,054	3,504,705
		5,534,287
Brazil — 0.3%
Lojas Renner SA	62,645	557,077
Magazine Luiza SA	184,950	786,459
		1,343,536
Canada — 1.1%
Canadian Tire Corp. Ltd., Class A, NVS	3,968	627,914
Dollarama Inc.	19,816	907,034
Gildan Activewear Inc.	14,189	523,560
Magna International Inc.	19,109	1,769,232
Restaurant Brands International Inc.	21,521	1,386,643
		5,214,383
Chile — 0.1%
Falabella SA	53,825	239,585

China — 10.1%
Alibaba Group Holding Ltd.(a)	932,300	26,434,273
ANTA Sports Products Ltd.	80,000	1,877,657
Geely Automobile Holdings Ltd.	395,000	1,240,600
JD.com Inc., Class A(a)	125,150	4,983,857
Meituan, Class B(a)(b)	291,500	12,024,709
		46,561,096
Denmark — 0.2%
Pandora A/S	6,972	940,619

France — 6.6%
Accor SA(a)	12,542	469,116
Cie. Generale des Etablissements Michelin SCA	12,434	1,984,408
EssilorLuxottica SA	20,827	3,847,439
Hermes International	2,430	3,546,127
Kering SA	5,143	4,506,385
LVMH Moet Hennessy Louis Vuitton SE	18,652	14,672,722
Renault SA(a)	14,845	601,779
Sodexo SA(a)	5,782	540,384
Valeo SA	17,396	524,724
		30,693,084
Germany — 4.1%
adidas AG	12,856	4,797,314
Bayerische Motoren Werke AG	22,246	2,358,421
Continental AG(a)	7,572	1,114,002
Daimler AG, Registered	58,181	5,198,972
Delivery Hero SE(a)(b)	13,022	1,720,546
HelloFresh SE(a)	10,339	1,005,044
Puma SE	7,117	849,421
Volkswagen AG	2,047	672,778
Zalando SE(a)(b)	11,865	1,434,952
		19,151,450
Hong Kong — 0.3%
Galaxy Entertainment Group Ltd.(a)	151,000	1,207,409

Ireland — 0.4%
Flutter Entertainment PLC(a)	10,630	1,927,498

Italy — 0.6%
Ferrari NV	8,924	1,842,326
Security	Shares	Value

Italy (continued)
Moncler SpA	14,693	$996,008
		2,838,334
Japan — 11.5%
Aisin Corp.	13,000	557,407
Bandai Namco Holdings Inc.	15,800	1,093,508
Bridgestone Corp.	42,900	1,949,907
Denso Corp.	36,300	2,475,351
Fast Retailing Co. Ltd.	4,500	3,382,594
Honda Motor Co. Ltd.	120,043	3,860,971
Isuzu Motors Ltd.	42,700	566,614
Koito Manufacturing Co. Ltd.	9,200	572,449
Nissan Motor Co. Ltd.(a)	167,400	833,934
Nitori Holdings Co. Ltd.	6,000	1,059,582
Oriental Land Co. Ltd.	15,700	2,236,710
Pan Pacific International Holdings Corp.	41,900	871,309
Panasonic Corp.	162,500	1,871,109
Rakuten Group Inc.	62,700	707,955
Sekisui House Ltd.	45,300	930,225
Shimano Inc.	5,900	1,403,751
Sony Group Corp.	88,000	8,533,115
Subaru Corp.	42,888	850,018
Sumitomo Electric Industries Ltd.	55,100	813,822
Suzuki Motor Corp.	34,300	1,453,620
Toyota Industries Corp.	14,600	1,262,537
Toyota Motor Corp.	177,500	15,515,991
Yamaha Motor Co. Ltd.	21,713	589,772
		53,392,251
Netherlands — 1.5%
Just Eat Takeaway.com NV(a)(b)	9,959	921,044
Prosus NV	29,452	2,885,341
Stellantis NV	154,445	3,038,456
		6,844,841
South Korea — 1.0%
Hyundai Mobis Co. Ltd.	4,627	1,199,926
Hyundai Motor Co.	9,982	2,123,980
Kia Corp.	18,564	1,479,417
		4,803,323
Spain — 0.6%
Industria de Diseno Textil SA	78,228	2,761,981

Sweden — 0.8%
Electrolux AB, Series B	18,065	500,616
Evolution AB(b)	11,251	1,779,706
H & M Hennes & Mauritz AB, Class B(a)	52,598	1,249,172
		3,529,494
Switzerland — 1.2%
Cie. Financiere Richemont SA, Class A, Registered	36,396	4,412,235
Swatch Group AG (The), Bearer	2,005	688,546
Swatch Group AG (The), Registered	4,069	268,679
		5,369,460
United Kingdom — 3.2%
Aptiv PLC(a)	18,857	2,966,772
Barratt Developments PLC	70,616	679,939
Berkeley Group Holdings PLC	8,482	539,325
Burberry Group PLC(a)	28,223	807,155
Compass Group PLC(a)	124,482	2,622,575
Entain PLC(a)	40,943	989,331
InterContinental Hotels Group PLC(a)	13,088	872,323
Kingfisher PLC	146,261	738,193

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Marks & Spencer Group PLC(a)	139,911	$283,758
Next PLC(a)	9,311	1,013,351
Ocado Group PLC(a)	42,288	1,171,711
Persimmon PLC	22,248	911,358
Taylor Wimpey PLC	260,709	573,752
Whitbread PLC(a)	13,908	601,214
		14,770,757
United States — 54.0%
Advance Auto Parts Inc.	4,563	936,054
Amazon.com Inc.(a)	13,836	47,598,054
AutoZone Inc.(a)	1,508	2,250,268
Best Buy Co. Inc.	15,543	1,787,134
Booking Holdings Inc.(a)	2,862	6,262,314
BorgWarner Inc.	16,654	808,385
Caesars Entertainment Inc.(a)	14,474	1,501,678
CarMax Inc.(a)	11,376	1,469,210
Carnival Corp.(a)	55,525	1,463,639
Chipotle Mexican Grill Inc.(a)	1,963	3,043,317
Darden Restaurants Inc.	9,124	1,332,013
Dollar General Corp.	16,470	3,563,943
Dollar Tree Inc.(a)	16,173	1,609,214
Domino’s Pizza Inc.	2,707	1,262,788
DR Horton Inc.	22,872	2,066,943
eBay Inc.	45,124	3,168,156
Etsy Inc.(a)	8,862	1,824,154
Expedia Group Inc.(a)	9,761	1,597,973
Ford Motor Co.(a)	273,365	4,062,204
Gap Inc. (The)	15,176	510,672
Garmin Ltd.	10,524	1,522,191
General Motors Co.(a)	89,006	5,266,485
Genuine Parts Co.	10,073	1,273,932
Hanesbrands Inc.	23,750	443,413
Hasbro Inc.	8,897	840,944
Hilton Worldwide Holdings Inc.(a)	19,421	2,342,561
Home Depot Inc. (The)	66,469	21,196,299
L Brands Inc.	16,012	1,153,825
Las Vegas Sands Corp.(a)	22,904	1,206,812
Leggett & Platt Inc.	9,072	470,020
Lennar Corp., Class A	19,227	1,910,203
LKQ Corp.(a)	19,032	936,755
Lowe’s Companies Inc.	49,286	9,560,005
Marriott International Inc./MD, Class A(a)	18,618	2,541,729
McDonald’s Corp.	52,025	12,017,255
MGM Resorts International	28,388	1,210,748
Mohawk Industries Inc.(a)	4,083	784,712
Newell Brands Inc.	26,190	719,439
Nike Inc., Class B	88,892	13,732,925
Norwegian Cruise Line Holdings Ltd.(a)	25,240	742,308
NVR Inc.(a)	239	1,188,619
O’Reilly Automotive Inc.(a)	4,864	2,754,045
Penn National Gaming Inc.(a)	10,348	791,519
Pool Corp.	2,799	1,283,789
PulteGroup Inc.	18,188	992,519
PVH Corp.(a)	4,875	524,501
Ralph Lauren Corp.	3,449	406,327
Ross Stores Inc.	24,864	3,083,136
Royal Caribbean Cruises Ltd.(a)	15,265	1,301,799
Security	Shares	Value

United States (continued)
Starbucks Corp.	82,154	$9,185,639
Tapestry Inc.(a)	19,340	840,903
Target Corp.	34,494	8,338,580
Tesla Inc.(a)	53,038	36,049,929
TJX Companies Inc. (The)	84,084	5,668,943
Tractor Supply Co.	8,037	1,495,364
Ulta Beauty Inc.(a)	3,819	1,320,496
Under Armour Inc., Class A(a)	13,489	285,292
Under Armour Inc., Class C, NVS(a)	13,936	258,792
VF Corp.	22,400	1,837,696
Whirlpool Corp.	4,288	934,870
Wynn Resorts Ltd.(a)	7,339	897,560
Yum! Brands Inc.	20,771	2,389,288
		249,820,280

Total Common Stocks — 98.8%
(Cost: $367,497,565)		456,943,668

Preferred Stocks

Germany — 1.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,830	344,543
Porsche Automobil Holding SE, Preference Shares, NVS	10,677	1,146,184
Volkswagen AG, Preference Shares, NVS	12,796	3,208,360
		4,699,087
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,360	139,445
Series 2, Preference Shares, NVS	2,382	243,251
		382,696

Total Preferred Stocks — 1.1%
(Cost: $4,187,750)		5,081,783

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	29,065	29,082
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	160,000	160,000
		189,082
Total Short-Term Investments — 0.0%
(Cost: $189,082)		189,082

Total Investments in Securities — 99.9%
(Cost: $371,874,397)		462,214,533

Other Assets, Less Liabilities — 0.1%		440,863

Net Assets — 100.0%		$462,655,396

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$796,179	$—	$(766,656	)(a)	$(441)	$—	$29,082	29,065	$2,668	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	—	(110,000	)(a)	—	—	160,000	160,000	12		—
					$(441)	$—	$189,082		$2,680		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	09/17/21	$289	$(2,651)
S&P Consumer Discretionary Select Sector E-Mini Index	1	09/17/21	180	777
				$(1,874)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$259,584,556	$197,359,112	$—	$456,943,668
Preferred Stocks	—	5,081,783	—	5,081,783
Money Market Funds	189,082	—	—	189,082
	$259,773,638	$202,440,895	$—	$462,214,533
Derivative financial instruments(a)
Assets
Futures Contracts	$777	$—	$—	$777
Liabilities
Futures Contracts	(2,651)	—	—	(2,651)
	$(1,874)	$—	$—	$(1,874)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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